                                                   DEFINED ASSET FUNDSSM
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GOVERNMENT                    The objective of this Defined Fund is safety of
SECURITIES                    capital and current monthly income by investing in
INCOME FUND                   a portfolio of interest-bearing U.S. Treasury
MONTHLY PAYMENT               securities with laddered maturities. These
U.S. TREASURY SERIES--22      securities are backed by the full faith and credit
(LADDERED MATURITIES)         of the United States government. Laddered
(A UNIT INVESTMENT TRUST)     maturities will periodically return to investors
------------------------------approximately equal portions of principal invested / / U.S. GOVERNMENT SECURITIESas each security matures, ending in 2005. Interest
/ / MONTHLY INCOME            income is exempt from U.S. federal income taxes,
/ / U.S. TAX-EXEMPT TO MANY   including withholding taxes, for many foreign
     FOREIGN INVESTORS        investors. Interest income is subject to U.S.
                              federal income taxes for U.S. investors, but is exempt from state and local personal income taxes in all states. There can be no assurance that the Fund will achieve its objective.
                              The value of units will fluctuate with the value of the Portfolio, which will change with changes in interest rates.
                              Minimum purchase: $250



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                              THESE SECURITIES HAVE NOT BEEN APPROVED OR
                              DISAPPROVED
                              BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY
                              STATE
                              SECURITIES COMMISSION NOR HAS THE COMMISSION OR
                              ANY
                              STATE SECURITIES COMMISSION PASSED UPON THE
                              ACCURACY
                              OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                              TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              --------------------------------------------------
SPONSORS:                     PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                UNLESS ACCOMPANIED BY GOVERNMENT SECURITIES INCOME
Pierce, Fenner & Smith        FUND PART B
Incorporated                  INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.             PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
PaineWebber Incorporated      REFERENCE.
Prudential Securities         INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Incorporated                  1-800-323-1508.
Dean Witter Reynolds Inc.     PROSPECTUS PART A DATED AUGUST 21, 1998.

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Def ined Asset FundsSM
Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

  o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.

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Defined U.S. Treasury Portfolio
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Our defined portfolio of U.S. Treasury securities offers you a simple and convenient way to participate in the U.S. Treasury market and obtain monthly income while earning an attractive return.

INVESTMENT OBJECTIVES

To obtain safety of capital as well as current monthly income through investment in a fixed portfolio of U.S. Treasury securities with laddered maturities of approximately 6 to 11 years. The Fund seeks to protect against declining interest rates by investing a portion of the Portfolio in longer-term securities, while if interest rates rise you will be able to reinvest the proceeds of maturing securities into higher-yielding securities.
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Defining Your Portfolio
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PROFESSIONAL SELECTION AND SUPERVISION

The Portfolio of Securities is selected by experienced buyers. The Fund is not actively managed; however, it is regularly reviewed and a Security can be sold if retaining it is considered detrimental to investors' interest.

PORTFOLIO COMPOSITION

The Fund was created May 31, 1995.

The information in this prospectus is as of May 31, 1998, the evaluation date.

The Portfolio contains 5 different issues of U.S. Treasury securities with fixed final maturity dates ranging from 2001 to 2005. The percentage relationships are as follows: 7.50% coupons maturing 11/15/01, 20%; 6.375% coupons maturing 8/15/02, 20%; 5.75% coupons maturing 8/15/03, 20%; 5.875% coupons maturing
2/15/04, 20%; 6.50% coupons maturing 5/15/05, 20%. As each U.S. Treasury security matures, the proceeds of the maturing Security will be distributed to investors, returning approximately equal portions of principal invested each year. The U.S. Treasury securities in the Portfolio are backed by the full faith and credit of the United States.

CALL PROTECTION

100% of the aggregate face amount of the Portfolio is not subject to redemption prior to maturity but is payable in full at the stated maturity amounts.

TAX INFORMATION

Interest on the Securities is subject to U.S. federal income taxes for U.S. investors but exempt from state and local personal income taxes in all states. For many foreign investors, income from the Fund will be exempt from federal income taxes as well as state and local personal income taxes. A noncorporate investor may be entitled to a 20% maximum federal tax rate for capital gains derived from the Fund if he has held his units for more than one year. (The 18-month holding period described in Part B no longer applies.)

In the opinion of special counsel to the Sponsors, each investor will be considered to have received the interest on his pro rata portion of each Security when interest on the Security is received by the Fund even though a portion of the interest payments may be used to pay the Fund expenses.

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Defining Your Risks
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U.S. Government securities are not affected by credit risk but are subject to changes in market value resulting from changes in interest rates. Unit price fluctuates and the value of units will decline if interest rates increase. Because of the possible maturity, sale or other disposition of Securities, the size, composition and return of the Portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units.

There is no guarantee that the Fund will achieve its investment objective. The Fund itself and the units are not backed by the full faith and credit of the U.S. Government.

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Defining Your Income
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MONTHLY INCOME DISTRIBUTIONS

The Fund pays monthly income, even though the securities generally pay interest semi-annually.

WHAT YOU MAY EXPECT
(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per 1,000 units:                  $    5.23
Annual Income per 1,000 units:                           $   62.76


These figures are estimates determined as of the Evaluation Date and actual payments may vary.
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Defining Your Investment
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PUBLIC OFFERING PRICE PER 1,000 UNITS                 $1,055.50

The Public Offering Price as of May 31, 1998, the evaluation date, is based on the aggregate bid side evaluation of the underlying securities ($44,107,330) divided by the number of units outstanding (42,750,000) times 1,000, plus a sales charge of 2.25% of the Public Offering Price (2.302% of the value of the underlying securities). The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying securities are valued by the Trustee on the basis of their closing sale prices at 3:30 p.m. Eastern time on every business day.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, all of the securities were valued at a premium over par (see Risk Factors in Part B).

LOW MINIMUM INVESTMENT

You can get started with a minimum purchase of $250. There is no minimum purchase for payroll deduction plans.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of securities in the Fund will be distributed to investors periodically when the amount to be distributed is more than $5.00 per 1,000 units. As each Treasury note matures, the proceeds will be distributed to investors.

TERMINATION DATE

The Fund will generally terminate following the maturity date of the last maturing security listed in the Portfolio. The Fund may be terminated earlier if the value is less than 40% of the face amount of securities deposited. On the evaluation date the value of the Fund was 81% of the face amount of securities deposited.

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Defining Your Costs
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SALES CHARGES

Although the Fund is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                       As a %
                                                 of Secondary
                                                       Market
                                                Public Offering
                                                        Price
                                                -----------------
Maximum Sales Charges                                    2.25%


The Fund (and therefore the investors) bear all or a portion of its organizational costs--including costs of preparing registration statements, the trust indenture and other closing documents, registering units with the SEC and the states and the initial audit of the Portfolio--as is common for mutual funds.

ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                     Amount per
                                                    1,000 Units
                                                   --------------
Trustee's Fee                                        $     0.48
Portfolio Supervision, Bookkeeping and
  Administrative Fees                                $     0.35
Evaluator's Fee                                      $     0.03
Organizational Expenses                              $     0.20
Other Operating Expenses                             $     0.18
                                                   --------------
TOTAL                                                $     1.24


REDEEMING OR SELLING YOUR INVESTMENT

You may redeem or sell your units at any time. Your price will be based on the then current net asset value (based on the lower, bid side evaluation of the securities, as determined by an independent evaluation), plus principal cash, if any, as well as accrued interest. The redemption and secondary market repurchase price as of the evaluation date was $1,031.75 per 1,000 units ($23.75 per 1,000 units less than the Public Offering Price). There is no fee for selling Units.

                                                  DEFINED
                             ASSET FUNDSSM


SPONSORS:                               GOVERNMENT SECURITIES
Merrill Lynch,                          INCOME FUND
Pierce, Fenner & Smith Incorporated     Monthly Payment U.S. Treasury Series--22
Defined Asset Funds                     (Laddered Maturities)
P.O. Box 9051                           A Unit Investment Trust
Princeton, NJ 08543-9051                This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. This Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
(212) 816-4000                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, NJ 07087                     Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made. Copies
Prudential Securities Incorporated      of filed material can be obtained from
One New York Plaza                      the Public Reference Section of the
New York, NY 10292                      Commission, 450 Fifth Street, N.W.,
(212) 778-6164                          Washington, D.C. 20549 at prescribed
Dean Witter Reynolds Inc.               rates. The Commission also maintains a
Two World Trade Center--59th Floor      Web site that contains information
New York, NY 10048                      statements and other information
(212) 392-2222                          regarding registrants such as Defined
EVALUATOR:                              Asset Funds that file electronically
Interactive Data Services, Inc.         with the Commission at
14 Wall Street                          http://www.sec.gov.
New York, NY 10005                      ------------------------------
TRUSTEE:                                No person is authorized to give any
The Chase Manhattan Bank                information or to make any
Customer Service Retail Department      representations with respect to this
Bowling Green Station                   investment company not contained in its
P.O. Box 5187                           registration statement and exhibits
New York, NY 10274-5187                 related thereto; and any information or
1-800-323-1508                          representation not contained therein
                                        must not be relied upon as having been
                                        authorized.
                                        This Prospectus shall not constitute an
                                        offer to sell or the solicitation of an
                                        offer to buy nor shall there be any sale of these securities in any State in which such offer solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.
                                        15106--8/98